Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepaid input VAT	1,141	1,328
Prepaid professional expense	-	447
Others	485	180
Total	1,626	1,955